Value of Business Acquired and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Accumulated amortization of VOBA and other intangible assets	$ 249,210	$ 252,759
Trade Names
Business Acquisition [Line Items]
Intangible amortization	$ 1,050